SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the financial statements.  The unaudited financial statements as of and for the nine months ended September 30, 2011 are presented on a consolidated basis to reflect the Acquisition described in Note 4.

The accompanying consolidated unaudited September 30, 2011 balance sheet, the statements of operations and cash flows for the nine months ended September 30, 2011 and 2010, and the statements of stockholders’ equity for the nine months ended September 30, 2011 and the related interim information contained within the notes to the financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair presentation of the Company’s financial position at September 30, 2011 and results of its operations and its cash flows for the nine months ended September 30, 2011 and 2010 and the period from November 7, 2002 (inception) to September 30, 2011. The results for the nine months ended September 30, 2011 are not necessarily indicative of future results.

Development Stage Company — Cellectar has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned principal operations.  As of September 30, 2011 and December 31, 2010 and 2009 the Company continues to be in the development stage.

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2011 is as follows:

COSTS AND EXPENSES:
Research and development	$19,651,388
General and administrative	8,797,688
Merger costs	799,133
Total costs and expenses	29,248,209

LOSS FROM OPERATIONS	(29,248,209)

OTHER EXPENSE, NET	(266,297)

NET LOSS	$(29,514,506)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.80)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	10,549,244

The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2011 is as follows:

Net loss	$(29,514,506)
Adjustments to reconcile net loss to cash used in operating activities	5,558,106
Changes in working capital	359,177
Cash used in operating activities	(23,597,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,473,376)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,642,398)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	26,794,302
Change in deferred issuance costs	(130,800)
Proceeds from issuance of long-term obligations	4,398,930
Payments on long-term obligations	(1,232,056)
Cash provided by financing activities	29,830,376
INCREASE IN CASH AND EQUIVALENTS	1,590,755
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$1,590,755
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$48,339
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,407
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,615)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents — All short-term investments purchased with original maturities of three months or less are considered to be cash equivalents.

Restricted Cash — Restricted cash at September 30, 2011 consists of a certificate of deposit required under the Company’s lease agreement (see Note 14).  Restricted cash at December 31, 2010 and December 31, 2009 consists of a certificate of deposit required for collateral for a promissory note with a bank (see Note 8) and a certificate of deposit required under the Company’s lease agreement (see Note 14).

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life) which represents the full term of the lease, including all extensions (Note 14).

Intangible Assets — Intangible assets at September 30, 2011 consist of the excess of purchase price over net assets acquired in connection with the Acquisition and will be allocated to intangibles, which could potentially include the fair value of the compounds developed prior to the Acquisition by Novelos, with the remainder allocated to goodwill once the Company completes the final allocation of purchase price (Note 4).  Intangible assets at December 31, 2009 consisted of costs incurred to obtain trademarks.  These costs were capitalized when the expense was incurred and at which time the assets were deemed to have an indefinite life.  During 2010, following a reduction in staff and suspension of research and manufacturing activities in order to reduce operating costs, it was determined that the trademarks had been impaired and the carrying value was reduced to zero.

Impairment of Long - Lived Assets — Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.

Stock-Based Compensation — Employee stock-based compensation is accounted for in accordance with the guidance of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual or disclosure to the financial statements as of September 30, 2011, December 31, 2010 and 2009.

Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.

Grant Income — Cellectar received a cash grant of $44,000 and $200,000 for the nine-month period ended September 30, 2011 and the year ended December 31, 2010, respectively, from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The estimated fair value of the convertible debt, determined on an as-converted basis including conversion of accumulated unpaid interest, was approximately $0 and $3,264,000 at September 30, 2011 and December 31, 2010, respectively.  The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rate of interest available in the market.

Derivative Instruments – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 77,729 at September 30, 2011. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At September 30, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.  There were no outstanding derivative instruments at December 31, 2010 or 2009.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions, which may exceed federally insured limits.  Excess cash is invested on an overnight basis in an investment account that is fully collateralized principally by government-backed obligations.  Cash and equivalent balances are maintained with a stable and well-capitalized financial institution.

New Accounting Pronouncements — In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements , which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the accompanying financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.  The adoption of this accounting standard did not impact the accompanying financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosures of Supplementary Pro Forma Information for Business Combinations, which, if comparative financial statements are presented, requires the supplemental pro forma disclosure of revenue and earnings to be presented as if the business combination had occurred at the beginning of the comparable prior annual reporting period only.  This standard also expands the supplemental pro forma disclosures required under FASB ASC Topic 850, Business Combinations , to include a description of the nature and amount of material nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This standard is effective for the Company for any business combinations completed after January 1, 2011.  The Company adopted the provisions of this standard during the first quarter of 2011.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRSs.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard will become effective for the Company on January 1, 2012.  The Company does not expect that the adoption of this standard will have a material impact when applied prospectively on the Company’s financial statements or required disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to enhance comparability between entities that report under US GAAP and those that report under IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity's equity. Under the ASU, an entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The ASU does not change items that constitute net income and other comprehensive income, when an item of other comprehensive income must be reclassified to net income or the earnings-per-share computation (which will continue to be based on net income). The new US GAAP requirements are effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted, but full retrospective application is required under the accounting standard. The Company does not expect that the adoption of this standard will have a material impact on our results of operations, cash flows, and financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.  This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted.  The Company does not expect the adoption of this standard will have a material impact on our results of operations, cash flows, and financial position.

Reclassifications — Certain prior-period amounts have been reclassified to conform to the current-period presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the financial statements.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company’s management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, the Company’s management evaluates its estimates including those related to unbilled research and development costs, valuation of derivatives and share-based compensation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash Equivalents — The Company considers all short-term investments purchased with original maturities of three months or less to be cash equivalents.

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets, which range from three to five years. Leasehold improvements are depreciated over the lesser of the estimated useful lives of the assets or the remaining lease term.

Impairment of Long-Lived Assets — Whenever events or circumstances change, the Company assesses whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.  There were no impairments of the Company’s assets at the end of each period presented.

Stock-Based Compensation — The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  The Company accounts for non-employee stock-based compensation in accordance with the guidance of FASB ASC Topic 505, Equity which requires that companies recognize compensation expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered by such non-employees.

Revenue Recognition — Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred, and there is reasonable assurance of collection.  Upfront payments received in connection with technology license or collaboration agreements are recognized over the estimated term of the related agreement.  The Company has not yet received milestone or royalty payments in connection with license or collaboration agreements.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — The Company uses the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual or disclosure to the financial statements as of December 31, 2010 and 2009.

Comprehensive Income (Loss) — The Company had no components of comprehensive income other than net income (loss) in all of the periods presented.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. The Company’s financial instruments consist of cash equivalents, accounts payable, accrued expenses and redeemable preferred stock. The estimated fair value of the redeemable preferred stock, determined on an as-converted basis including conversion of accumulated unpaid dividends, was $114,780,000 at December 31, 2009. The estimated fair value of the remaining financial instruments approximates their carrying value due to their short-term nature.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash is on deposit in an overnight investment account that is fully collateralized by government-backed obligations.

Derivative Instruments — The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks; however, starting January 1, 2009, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the FASB ASC, are classified as liabilities. In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments as the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants is subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of such warrants was 91,524 at January 1, 2009, 48,489 at December 31, 2009 and 138,611 at December 31, 2010. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock. Such financial instruments are initially recorded at fair value, or relative fair value when issued with other instruments, with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At December 31, 2010 and 2009, these warrants represent the only outstanding derivative instruments issued or held by the Company. As a result of the significant decline in the Company’s stock price following the announcement of the results of the Phase 3 Trial, the Company recorded a gain of approximately $8,118,000 during the year ended December 31, 2010 in connection with the revaluation of the derivative liability balance at December 31, 2010.

New Accounting Pronouncements —  In September 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards related to revenue recognition for arrangements with multiple deliverables and arrangements that include software elements (“new accounting principles”). The new accounting principles permit prospective or retrospective adoption, and the Company elected prospective adoption at the beginning of the first quarter of 2010. The adoption of the standard in 2010 had no impact on the Company’s financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

Adoption of New Accounting Principle — Effective January 1, 2009, the Company adopted the guidance of FASB ASC 815-40-15, Derivatives and Hedging , which establishes a framework for determining whether certain freestanding and embedded instruments are indexed to a company’s own stock for purposes of evaluation of the accounting for such instruments under existing accounting literature. As a result of this adoption, certain warrants that were previously determined to be indexed to the Company’s common stock upon issuance were determined not to be indexed to the Company’s common stock because they include “down-round” anti-dilution provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants is subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The fair value of the warrants at the dates of issuance totaling $6,893,000 was initially recorded as a component of additional paid-in capital. Upon adoption of this guidance on January 1, 2009, the Company recorded a derivative liability of $999,000, a decrease to the opening balance of additional paid-in capital of approximately $6,893,000 and recorded a decrease to accumulated deficit totaling approximately $5,894,000, representing the decrease in the fair value of the warrants from the date of issuance to December 31, 2008. The increase in fair value of the warrants of approximately $12,114,000 during the year ended December 31, 2009 and the decrease in fair value of the warrants of $8,118,000 during the year ended December 31, 2010 have been included as a component of other income (expense) in the accompanying statement of operations. Certain of the warrants that had been recorded as a derivative liability were exchanged or exercised for shares of the Company’s common stock during the years ended December 31, 2010 and 2009. See Note 6 for a description of those transactions. The fair value of the warrants of $288,000 and $10,487,000 at December 31, 2010 and 2009 is included as a current liability in the accompanying balance sheet as of that date.

Reclassifications — Certain prior year amounts have been reclassified to conform to the current year presentation.